FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of credit risk exposure (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Carrying amount [Member]
Disclosure of fair value measurement of assets [line items]
Accounts receivable	$ 24,998	$ 26,947
Carrying amount [Member] | Less than 1 month [Member]
Disclosure of fair value measurement of assets [line items]
Accounts receivable	10,048	9,211
Carrying amount [Member] | 1 to 3 months [Member]
Disclosure of fair value measurement of assets [line items]
Accounts receivable	4,083	4,284
Carrying amount [Member] | 4 to 6 months [Member]
Disclosure of fair value measurement of assets [line items]
Accounts receivable	1,109	1,039
Carrying amount [Member] | Over 6 months [Member]
Disclosure of fair value measurement of assets [line items]
Accounts receivable	9,758	12,413
Gross impairment [Member]
Disclosure of fair value measurement of assets [line items]
Accounts receivable	151	194
Gross impairment [Member] | Less than 1 month [Member]
Disclosure of fair value measurement of assets [line items]
Accounts receivable	0	0
Gross impairment [Member] | 1 to 3 months [Member]
Disclosure of fair value measurement of assets [line items]
Accounts receivable	0	0
Gross impairment [Member] | 4 to 6 months [Member]
Disclosure of fair value measurement of assets [line items]
Accounts receivable	0	0
Gross impairment [Member] | Over 6 months [Member]
Disclosure of fair value measurement of assets [line items]
Accounts receivable	$ 151	$ 194